JPMorgan Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.4%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	142,377	40,187,332
RTX Corp.	232,566	50,052,855
Textron, Inc.	86,185	7,348,133
TransDigm Group, Inc.	10,535	13,214,893
		110,803,213
Air Freight & Logistics — 0.3%
FedEx Corp.	41,468	12,747,263
Automobile Components — 0.0% ^
Aptiv plc *	35,495	2,004,403
Automobiles — 1.1%
Tesla, Inc. * (a)	167,133	52,013,461
Banks — 3.4%
Bank of America Corp.	828,645	51,334,558
Citigroup, Inc.	208,051	27,556,355
Fifth Third Bancorp	325,229	18,375,439
US Bancorp	345,527	21,771,656
Wells Fargo & Co. (a)	427,289	36,939,134
		155,977,142
Beverages — 1.1%
Keurig Dr Pepper, Inc.	432,276	13,452,429
PepsiCo, Inc. (a)	275,073	38,389,188
		51,841,617
Biotechnology — 2.1%
AbbVie, Inc. (a)	204,166	51,233,416
Neurocrine Biosciences, Inc. *	23,856	3,979,181
Regeneron Pharmaceuticals, Inc.	30,075	22,936,097
Vertex Pharmaceuticals, Inc. *	34,303	16,365,961
		94,514,655
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	786,200	213,516,196
Building Products — 1.1%
Masco Corp.	122,954	8,788,752
Trane Technologies plc	91,298	41,536,025
		50,324,777
Capital Markets — 1.7%
Blackstone, Inc.	69,623	8,894,338
Charles Schwab Corp. (The)	334,783	35,232,563
Intercontinental Exchange, Inc.	50,056	7,632,539
Morgan Stanley	122,263	25,726,581
		77,486,021
Chemicals — 1.2%
Ecolab, Inc.	105,867	29,391,855

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Linde plc	33,374	15,965,454
PPG Industries, Inc.	94,662	10,462,045
		55,819,354
Communications Equipment — 0.5%
Arista Networks, Inc. *	113,661	20,498,761
Ciena Corp. *	10,015	3,776,156
		24,274,917
Construction & Engineering — 0.1%
EMCOR Group, Inc.	6,645	5,298,922
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	12,645	6,640,395
Vulcan Materials Co.	29,874	8,023,260
		14,663,655
Consumer Finance — 0.8%
American Express Co.	54,999	18,493,414
Capital One Financial Corp.	95,675	19,997,031
		38,490,445
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc.	257,309	28,612,761
Containers & Packaging — 0.0% ^
Ball Corp.	18,475	1,199,027
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,557,642	36,215,177
Space Exploration Technologies Corp., Class A *	28,768	3,117,588
		39,332,765
Electric Utilities — 1.6%
Entergy Corp.	168,053	18,085,864
NextEra Energy, Inc.	427,756	37,180,552
Southern Co. (The)	186,782	17,658,370
		72,924,786
Electrical Equipment — 1.2%
Eaton Corp. plc	50,384	20,919,437
Emerson Electric Co.	14,052	2,105,271
GE Vernova, Inc.	16,443	16,283,338
Vertiv Holdings Co., Class A	75,457	18,228,147
		57,536,193
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	187,664	30,157,605
Corning, Inc.	104,956	14,510,167
		44,667,772
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	295,937	17,901,229

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 0.8%
Netflix, Inc. *	168,318	12,070,084
Walt Disney Co. (The)	245,436	23,608,489
Warner Music Group Corp., Class A	112,831	2,929,092
		38,607,665
Financial Services — 4.8%
Affirm Holdings, Inc., Class A *	168,368	12,039,996
Apollo Global Management, Inc.	72,101	9,055,165
Berkshire Hathaway, Inc., Class B * (a)	114,133	58,383,595
Corpay, Inc. *	50,909	19,452,838
Fidelity National Information Services, Inc.	259,215	11,605,055
Mastercard, Inc., Class A (a)	101,051	57,912,328
Toast, Inc., Class A *	219,440	7,081,329
Visa, Inc., Class A (a)	119,008	43,572,399
WEX, Inc. *	10,001	1,869,787
		220,972,492
Food Products — 0.5%
Mondelez International, Inc., Class A (a)	398,646	24,839,632
Ground Transportation — 0.4%
Fedex Freight Holding Co., Inc. *	20,928	2,941,012
Union Pacific Corp.	47,056	13,746,469
		16,687,481
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp. *	265,125	12,389,291
Edwards Lifesciences Corp. *	204,757	17,623,435
Medtronic plc	170,749	14,580,257
Stryker Corp.	86,213	28,079,574
		72,672,557
Health Care Providers & Services — 1.7%
Cencora, Inc.	26,792	8,341,421
Cigna Group (The)	52,569	14,669,380
Humana, Inc.	26,415	9,611,362
McKesson Corp.	12,844	10,996,904
UnitedHealth Group, Inc. (a)	80,768	33,470,259
		77,089,326
Health Care REITs — 0.9%
Ventas, Inc.	261,875	24,487,931
Welltower, Inc.	74,017	17,352,546
		41,840,477
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	76,011	14,662,522
Carnival Corp. Ltd.	403,848	11,231,013
Chipotle Mexican Grill, Inc., Class A *	578,770	21,541,820
DoorDash, Inc., Class A *	54,554	10,701,313
Expedia Group, Inc.	35,860	10,569,376
Hilton Worldwide Holdings, Inc.	62,015	19,875,187

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp. (a)	113,419	30,695,718
Yum! Brands, Inc.	118,946	18,232,043
		137,508,992
Household Durables — 0.1%
Lennar Corp., Class A	35,581	2,930,095
Household Products — 0.1%
Church & Dwight Co., Inc.	65,258	6,448,143
Industrial Conglomerates — 0.9%
3M Co.	225,200	39,698,256
Insurance — 1.7%
Aon plc, Class A	94,401	34,036,281
Arch Capital Group Ltd. *	59,054	5,936,699
Arthur J Gallagher & Co.	100,734	25,125,074
Chubb Ltd.	13,193	4,626,521
Progressive Corp. (The)	46,446	9,819,613
		79,544,188
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A (a)	422,209	150,361,291
Alphabet, Inc., Class C (a)	307,508	109,672,728
Meta Platforms, Inc., Class A (a)	164,875	91,787,562
		351,821,581
IT Services — 0.6%
Accenture plc, Class A	128,181	21,267,792
Cognizant Technology Solutions Corp., Class A	147,040	8,138,664
		29,406,456
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	22,103	12,693,753
Waters Corp. *	32,069	12,099,954
		24,793,707
Machinery — 1.1%
Deere & Co. (a)	44,018	26,088,148
Dover Corp.	77,626	15,883,832
Ingersoll Rand, Inc.	79,239	6,606,948
		48,578,928
Media — 0.1%
Omnicom Group, Inc.	60,376	4,751,591
Metals & Mining — 0.2%
Newmont Corp.	76,052	7,126,833
Multi-Utilities — 0.4%
Sempra	222,055	19,662,970
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	164,615	19,832,815
Diamondback Energy, Inc.	44,182	8,966,737

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc. (a)	233,476	34,715,547
EQT Corp.	125,001	6,661,303
ExxonMobil Holdings Corp. *	395,204	61,430,510
		131,606,912
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	70,278	6,145,108
United Airlines Holdings, Inc. *	32,953	3,998,188
		10,143,296
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	423,232	27,641,282
Eli Lilly & Co. (a)	46,846	53,818,559
Johnson & Johnson (a)	221,170	56,696,929
		138,156,770
Professional Services — 0.2%
Leidos Holdings, Inc.	91,526	10,580,406
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	126,107	8,205,782
Semiconductors & Semiconductor Equipment — 17.0%
Advanced Micro Devices, Inc. *	120,999	57,613,674
Analog Devices, Inc. (a)	66,773	24,533,068
Applied Materials, Inc.	15,974	8,109,521
Broadcom, Inc. (a)	357,966	139,349,005
Intel Corp. *	235,429	21,235,696
Lam Research Corp.	164,052	48,070,517
Micron Technology, Inc.	88,982	73,234,855
NVIDIA Corp. (a)	1,817,020	364,766,765
NXP Semiconductors NV (a)	89,801	20,578,797
Texas Instruments, Inc. (a)	102,426	28,242,945
		785,734,843
Software — 8.6%
AppLovin Corp., Class A *	15,545	6,154,266
Autodesk, Inc. *	53,212	12,462,250
Cadence Design Systems, Inc. *	35,345	12,018,007
Crowdstrike Holdings, Inc., Class A *	46,173	8,812,579
Fortinet, Inc. *	46,031	7,454,720
Intuit, Inc.	27,277	8,621,441
Microsoft Corp. (a)	580,735	269,879,169
Oracle Corp.	185,181	24,049,457
Palantir Technologies, Inc., Class A *	141,271	17,384,809
Palo Alto Networks, Inc. *	33,437	11,095,400
ServiceNow, Inc. *	185,868	20,674,098
		398,606,196

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — 0.7%
American Tower Corp.	60,280	10,450,141
Equinix, Inc.	19,245	19,616,043
		30,066,184
Specialty Retail — 1.9%
AutoZone, Inc. *	5,065	15,277,306
Burlington Stores, Inc. *	45,760	16,861,645
Lowe's Cos., Inc. (a)	154,496	32,105,814
Ross Stores, Inc.	99,737	25,040,968
		89,285,733
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc. (a)	983,836	303,916,779
Hewlett Packard Enterprise Co.	248,524	11,904,300
Sandisk Corp. *	6,015	7,307,202
Seagate Technology Holdings plc	34,608	29,628,947
Western Digital Corp.	46,567	25,371,564
		378,128,792
Tobacco — 0.9%
Altria Group, Inc.	115,323	7,880,021
Philip Morris International, Inc.	175,549	33,498,260
		41,378,281
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	10,391	11,214,591
Water Utilities — 0.0% ^
American Water Works Co., Inc.	10,853	1,456,147
Total Common Stocks (Cost $3,778,774,840)		4,501,495,877
	NO. OF CONTRACTS
Options Purchased — 0.9%
Put Options Purchased — 0.9%
State Street SPDR S&P 500 ETF Trust
8/31/2026 at USD 717.00, American Style
Notional Amount: USD 1,493,312,970
Counterparty: Exchange-Traded *	19,990	7,356,320
State Street SPDR S&P 500 ETF Trust
9/30/2026 at USD 707.00, American Style
Notional Amount: USD 1,493,312,970
Counterparty: Exchange-Traded *	19,990	13,133,430
State Street SPDR S&P 500 ETF Trust
10/30/2026 at USD 707.00, American Style
Notional Amount: USD 1,509,000,600
Counterparty: Exchange-Traded *	20,200	20,341,400
Total Put Options Purchased (Cost $58,997,977)		40,831,150

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c) (Cost $108,271,892)	108,270,388	108,281,215
Total Investments — 100.6% (Cost $3,946,044,709)		4,650,608,242
Liabilities in Excess of Other Assets — (0.6)%		(29,111,626)
NET ASSETS — 100.0%		4,621,496,616

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $911,411,603.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Written Call Options Contracts as of July 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,990	USD 1,493,312,970	USD 797.00	8/31/2026	(439,780)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,990	USD 1,493,312,970	USD 786.00	9/30/2026	(5,797,100)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	20,200	USD 1,509,000,600	USD 783.00	10/30/2026	(15,301,500)
						(21,538,380)
Written Put Options Contracts as of July 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,990	USD 1,493,312,970	USD 605.00	8/31/2026	(699,650)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	19,990	USD 1,493,312,970	USD 597.00	9/30/2026	(2,378,810)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	20,200	USD 1,509,000,600	USD 595.00	10/30/2026	(4,646,000)
						(7,724,460)
Total Written Options Contracts (Premiums Received $55,557,325)						(29,262,840)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,650,608,242	$—	$—	$4,650,608,242
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(21,538,380)	$—	$—	$(21,538,380)
Put Options Written	(7,724,460)	—	—	(7,724,460)
Total Depreciation in Other Financial Instruments	$(29,262,840)	$—	$—	$(29,262,840)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$332,036,366	$223,756,778	$(7,697)	$9,324	$108,281,215	108,270,388	$554,169	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	21,922,663	44,935,759	66,858,422	—	—	—	—	332,280	—
Total	$21,922,663	$376,972,125	$290,615,200	$(7,697)	$9,324	$108,281,215		$886,449	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.